Reserves - Summary of Weighted-average Assumption for Warrant Grant (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.02%	1.07%
Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility			60.00%
Expected life			10 years
Expected forfeiture rate			0.00%
Risk-free interest rate			1.17%
Dividend yield
Weighted average fair value of warrants at grant date			$ 28,640